Debt - Schedule of Tranche B Notes (Details) $ in Thousands	3 Months Ended
Dec. 31, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 23,560
Tranche B Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion of Tranche B notes	(9,255)
Repayment of Tranche B Notes	(3,283)
Change in fair value of Tranche B Notes	(6,641)
Ending Balance as of December 31, 2024	$ 23,560